CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET OPERATING REVENUES
Services revenue and connection fees (including related party amounts of $15,821, $13,481 and $52,257, respectively)	$ 11,507,150	$ 11,430,377	$ 10,586,068
Sales of handsets and accessories	928,505	888,311	707,168
Total net operating revenues	12,435,655	12,318,688	11,293,236
OPERATING EXPENSES
Cost of services, excluding depreciation and amortization shown separately below (including related party amounts of $22,260, $15,878 and $43,620, respectively)	2,722,111	2,633,434	2,260,888
Cost of handsets and accessories	807,793	902,692	727,682
General and administrative expenses (including related party amounts of $67,447, $62,717 and $83,305, respectively) (Note 27)	2,580,070	2,436,252	2,274,421
Provision for doubtful accounts	88,325	111,307	122,550
Impairment of goodwill (Note 2, 4)	108,544
Impairment of long-lived assets other than goodwill (Note 4, 5)	518,872	19,015	127,875
Sales and marketing expenses (including related party amounts of $62,419, $83,183 and $135,622, respectively)	711,703	878,222	850,584
Depreciation and amortization expense	2,274,870	2,335,204	2,000,496
Provision for claims in Uzbekistan (Note 4)	418,350
Other operating (income)/expense (including related party amounts of $(3,837), $538 and $9,796, respectively)	208,956	193,677	194,181
Net operating income	1,996,061	2,808,885	2,734,559
CURRENCY EXCHANGE AND TRANSACTION (GAIN)/LOSS	(102,786)	158,066	(20,238)
OTHER EXPENSES/(INCOME)
Interest income (including related party amounts of $5,545, $14,923 and $19,685)	(84,359)	(62,559)	(84,396)
Interest expense, net of capitalized interest (including related party amounts of $11,795, $423 and $608)	568,184	656,898	777,287
Equity in net income of associates (Note 14)	(27,929)	(49,443)	(70,649)
Other expenses, net	23,164	6,571	66,924
Total other expenses, net	479,060	551,467	689,166
Income before provision for income taxes	1,619,787	2,099,352	2,065,631
PROVISION FOR INCOME TAXES (Note 23)	581,327	531,620	517,188
NET INCOME	1,038,460	1,567,732	1,548,443
LESS NET INCOME ATTRIBUTABLE TO THE NONCONTROLLING INTEREST	31,176	123,788	167,812
NET INCOME ATTRIBUTABLE TO THE GROUP	1,007,284	1,443,944	1,380,631
OTHER COMPREHENSIVE INCOME/(LOSS), NET OF TAXES
Currency translation adjustment	33,929	(108,292)	(52,665)
Unrealized gain on derivatives (net of tax of $(2,053), $(1,841) and $(6,357))	8,212	7,364	25,428
Unrecognized actuarial (loss)/gain gains (net of tax of $1,223, $nil and $nil)	(4,891)	6,404	(7,151)
Other comprehensive income/(loss), net of taxes	37,250	(94,524)	(34,388)
TOTAL COMPREHENSIVE INCOME	1,075,710	1,473,208	1,514,055
LESS: TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO THE NONCONTROLLING INTEREST	34,794	153,250	156,959
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO THE GROUP	$ 1,040,916	$ 1,319,958	$ 1,357,096
Weighted average number of common shares outstanding - basic and diluted (in shares)	1,988,918,528	1,970,953,129	1,916,869,262
Earnings per share, basic and diluted (in dollars per share)	$ 0.51	$ 0.73	$ 0.72